CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited)
Net loss attributable to Singlepoint Inc. stockholders	$ (2,140,219)	$ (2,946,221)	$ (4,033,717)	$ (7,905,732)
Adjustments to reconcile net loss to net cash used in operating activities
Loss attributable to non-controlling interests	(365,065)	(196,160)	(410,788)	(163,001)
Common stock issued for services	53,867	118,000	149,200	1,174,050
Gain on disposal of subsidiary			0	(55,694)
Depreciation	28,883	28,882	57,764	44,762
Amortization of intangibles	7,260	16,335	23,595	0
Amortization of debt discounts	0	1,079,374	2,174,273	1,662,068
Loss on change in fair value of equity securities	41,627	417,298	(1,552,249)	604,289
(Gain) loss on debt settlement	151,727	41,264	41,264	0
Preferred stock issued for services			555,000	3,100,000
Changes in operating assets and liabilities:
Accounts receivable	(297,539)	35,464	45,860	(43,249)
Prepaid expenses	(100,952)	15,991	19,593	(15,489)
Inventory	(68,180)	38,757	11,207	(74,506)
Accounts payable	395,045	12,254	77,423	21,304
Accrued expenses	110,305	420,333	886,196	(136,492)
NET CASH USED IN OPERATING ACTIVITIES	(2,183,241)	(918,429)	(1,955,379)	(1,787,690)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received for return on investment		25,000	25,000	0
Cash paid for acquisition	(25,000)
Cash paid for property, plant and equipment	(16,120)	(25,000)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(41,120)	25,000	25,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from advances from related party	211,397	260,000	403,791	168,445
Proceeds from sale of common stock			812,576
Proceeds from short-term notes payable	311,070	332,737	372,232
Proceeds from long - term notes payable			150,000
Payments on advances to related party	(8,295)	0	0	(13,961)
Payments on convertible notes payable	(75,000)	(25,000)	(389,638)	37,352
Payments on capital lease obligations	(32,177)	(28,460)	58,737	38,095
Proceeds from issuance of convertible notes	0	320,500	320,500	1,750,000
Proceeds from sale of preferred stock - Class B			408,000	0
Payments on notes payable	(286,518)	0
Proceeds from sale of preferred stock - Class C	760,000	0
Proceeds from sale of preferred stock - Class D	2,000,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,880,477	859,777	2,018,724	1,829,037
NET CHANGE IN CASH	656,116	(33,652)	88,345	41,347
Cash at beginning of period	198,473	110,128	110,128	68,781
Cash at end of period	854,589	76,476	198,473	110,128
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid	0	0	0	52,648
Income tax paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for accrued interest	0	3,185	15,420	108,828
Non-cash consideration given for acquisitions through issuance of common stock and notes payable	550,000	0
Original issue discount from issuance of notes payable	0	39,500	39,500	175,000
Common stock issued for conversion of debt and accrued interest	0	233,421	778,657	569,500
Common stock issued to acquire subsidiary			0	1,966,341
Recognition of debt discount attributable to derivative liability	0	984,801	984,801	1,500,000
Derivative liability settlements	0	319,765	3,052,437	1,506,513
Issuance of common stock previously accrued			0	800,000
Day one recognition of ROU asset and lease liability				181,692
Investment in Jacksam for reduction of advances from related party			218,874	0
Conversion of preferred stock to common stock	100	4,000	4,000	13,550
Derivative liability recognized from convertible debt	0	1,133,240	1,133,238	$ 1,954,759
Inventory transferred to Related Party for Note Receivable	63,456	0
Investment in Jacksam transferred for reduction in Related Party debt	547,010	0
Derivative liability in excess of face value			$ 149,213
Non-cash portion of termination agreement removing accrued compensation and Related Party debt in exchange for stock and new Related Party note	1,120,852	0
Deferred stock compensation recognized for acquisitions	450,000	0
Discount recognized on deferred stock compensation for acquisitions	$ 110,402	$ 0